Segment information (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of operating segments [abstract]
Summary of reportable operating segments

	For the year ended March 31, 2020					For the year ended March 31, 2021					For the year ended March 31, 2022
Particulars	Wind power	Solar power	Others	Un- allocable	Total	Wind power	Solar power	Others	Un- allocable	Total	Wind power	Solar power	Others	Un- allocable	Total	Total
	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(USD)

Revenue	31,800	16,598	—	14	48,412	29,411	18,737	—	39	48,187	33,861	24,060	1,428	—	59,349	782
Revenue	31,800	16,598	—	14	48,412	29,411	18,737	—	39	48,187	33,861	24,060	1,428	—	59,349	782

Other income	3,066	594	—	1,231	4,891	4,198	1,030	—	1,076	6,304	5,730	3,128	7	981	9,846	130
Total income	34,866	17,192	—	1,245	53,303	33,609	19,767	—	1,115	54,491	39,591	27,188	1,435	981	69,195	912

Less: Employee benefit and other expenses	3,706	2,098	—	1,342	7,146	4,843	2,726	—	1,698	9,267	5,924	3,562	304	4,960	14,750	194
Total expenses	3,706	2,098	—	1,342	7,146	4,843	2,726	—	1,698	9,267	5,924	3,562	304	4,960	14,750	194

EBITDA	31,160	15,094	—	(97)	46,157	28,766	17,042	—	(582)	45,224	33,667	23,626	1,131	(3,979)	54,445	718

Depreciation and amortisation expense					11,240					12,026					13,764	181
Change in fair value of warrants					—					—					690	9
Listing and related expenses					—					—					10,512	139
Finance costs					35,487					38,281					41,712	550
(Loss) / profit before share of profit of jointly controlled entities and tax					(570)					(5,083)					(12,233)	(161)

Share in loss of jointly controlled entities					(53)					45					—	—
Income tax expense					(2,158)					2,904					3,895	51
Loss for the year					(2,781)					(8,032)					(16,128)	(213)